Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 992,000
Previously Paid Amount	0.00
Total Fee Amount	151.88
Total Offset Amount	0.00
Net Fee	151.88
Narrative - Max Aggregate Offering Price	$ 992,000
Final Prospectus	true